EXPLORATION AND EVALUATION ASSETS (Details Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2023 CAD ($) $ / shares shares	Mar. 31, 2022 shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2012 CAD ($) shares	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Statement [Line Items]
Letter Agreement Description	Endurance can earn a 100% interest in the Olympic Claims if they pay Avino a total cash consideration in the aggregate amount of C$100, issue up to a total of 1,500,000 common shares (“Shares”) of Endurance and incur exploration expenditures in the aggregate amount of C$300; all of which is to be incurred by December 31, 2024. In the event that Endurance earns the 100% interest, the Olympic Claims will be subject to a 2% net smelter return royalty (“NSR”), of which 1% NSR can be purchased by the Endurance for C$750 and the remaining balance of the NSR can be purchased for C$1,000.
Granted Shares | shares			200,000
Payment			$ 25
Exploration Expenditures Properties					$ 50,094,000		$ 49,804,000	$ 11,053,000
Warrants Acquire Shares Purchase | shares	122,602,929	107,234,957
Durango, Mexico [Member] | Unification La Platosa properties [Member]
Statement [Line Items]
Description For Exploration Period	the Company has obtained the exclusive right to explore and mine the property for an initial period of 15 years
Exploration And Mining Rights Acquisition Consideration Transferred, Shares Issued | shares				135,189
Exploration And Mining Rights Acquisition Consideration Transferred Shares Issued, Value				$ 250,000
Durango, Mexico [Member] | Unification La Platosa properties [Member] | Minerales [Member]
Statement [Line Items]
Description Of Royalty Terms	The Company has agreed to pay to Minerales a royalty equal to 3.5% of net smelter returns (“NSR”). In addition, after the start of production, if the minimum monthly processing rate of the mine facilities is less than 15,000 tonnes, then the Company must pay to Minerales a minimum royalty equal to the applicable NSR royalty based on the processing at a monthly rate of 15,000 tonnes
Description For Exclusive Right Acquisition Under Agreement	Minerales has also granted to the Company the exclusive right to purchase a 100% interest in the property at any time during the term of the agreement (or any renewal thereof), upon payment of $8 million within 15 days of the Company’s notice of election to acquire the property. The purchase would be subject to a separate purchase agreement for the legal transfer of the property
Eagle property option agreement [Member] | Mayo Mining Division [Member] | Yukon, Canada [Member]
Statement [Line Items]
Ownership Percentage	100.00%
Terms Of Agreement	The Company has a 100% interest in 14 quartz leases located in the Mayo Mining Division of Yukon, Canada, which collectively comprise the Eagle property
Cash consideration	$ 250
Silver Wolf Exploration Ltd. [Member]
Statement [Line Items]
Common Stock Shares Issued Value	50,000
Exploration Expenditures Properties						$ 750
Silver Wolf Exploration Ltd. [Member] | First Anniversary [Member]
Statement [Line Items]
Common Stock Shares Issued Value	50,000
Exploration Expenditures Properties						50,000
Silver Wolf Exploration Ltd. [Member] | Second Anniversary [Member]
Statement [Line Items]
Common Stock Shares Issued Value	100,000
Exploration Expenditures Properties						100,000
Silver Wolf Exploration Ltd. [Member] | Third Anniversary [Member]
Statement [Line Items]
Common Stock Shares Issued Value	200,000
Silver Wolf Exploration Ltd. [Member] | Fourth Anniversary [Member]
Statement [Line Items]
Common Stock Shares Issued Value	200,000
Exploration Expenditures Properties						$ 600,000
Silver Wolf Exploration Ltd. [Member] | Option Agreement [Member]
Statement [Line Items]
Common Stock Shares Issued Value	$ 600
Warrants Acquire Shares Purchase | shares	300,000
Exercise Price | $ / shares	$ 0.20
Ownership Percentage	100.00%
Avino, Mexico [Member]
Statement [Line Items]
Exploration Expenditures Properties					$ 12,021,000		$ 11,828,000	$ 11,052,000
Warrants Purchase | shares	750,000
Warrants Premium	25.00%
Option Description	Endurance is successful in defining a compliant mineral resource of at least 500,000 gold-equivalent ounces on the Olympic Claims then Endurance will be obliged to pay Avino a C$1,000 discovery bonus